Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 1 Yr May	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.31% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.